Property and equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rubicon Technologies L L C [Member] | Rubicon [Member]
Amortization and depreciation expense	$ 1,600	$ 1,600